Assets/Liabilities for Insurance Contracts and Reinsurance Contracts - Assets Related to Insurance Contracts (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of types of insurance contracts [line items]
Insurance Contract Assets	$ 19,798,609	$ 7,047,074
Insurance Contracts Liabilities	(213,072,128)	(8,200,719)
Reinsurance Contract Assets	57,684,449	199,094
Reinsurance Contracts Liabilities	(4,361,482)	0
Life
Disclosure of types of insurance contracts [line items]
Insurance Contract Assets	3,058,497	1,796,907
Insurance Contracts Liabilities	(4,720,760)	(7,959,169)
Reinsurance Contract Assets	0	26,572
Reinsurance Contracts Liabilities	(924,418)
Non Life
Disclosure of types of insurance contracts [line items]
Insurance Contract Assets	16,740,112	5,250,167
Insurance Contracts Liabilities	(208,351,368)	(241,550)
Reinsurance Contract Assets	57,684,449	$ 172,522
Reinsurance Contracts Liabilities	$ (3,437,064)